Schedule of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Jun. 30, 2025
OCI, Equity Method Investment, after Tax [Abstract]
Equity Method Investments	$ 3,036	$ 0